Operating Segment (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 MXN ($) segment	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Operating segments
Number of segments | segment	3
Income statement and other significant data
Net interest income	$ 75,112	$ 63,432	$ 65,810
Dividend income	186	227	246
Income from entities accounted for using the equity method	182	200	178
Net fee and commission income (expense)	19,232	17,206	17,023
Gains/(losses) on financial assets and liabilities (net)	1,024	4,883	5,984
Exchange differences (net)	(7)	(35)	19
Other operating income (expenses)	(4,476)	(3,466)	(3,562)
TOTAL INCOME	91,253	82,447	85,698
Administrative expenses	(33,765)	(30,872)	(30,135)
Depreciation and amortization	(6,686)	(6,243)	(5,743)
Impairment losses on financial assets (net)	(16,083)	(19,229)	(21,799)
Gains (losses) on modification of financial assets			(1,743)
Impairment losses on other assets (net)		(27)	(119)
Provisions (net)	(2,521)	(386)	(974)
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)	4	57	6
Gains/(losses) on disposal of non-current assets not classified as discontinued operations	70	20	9
OPERATING PROFIT BEFORE TAX	32,272	25,767	25,200
Tax income	(8,164)	(4,966)	(6,226)
PROFIT FOR THE YEAR	24,108	20,801	18,974
Profit attributable to the Parent	24,108	20,801	18,974
Total assets	1,813,421	1,678,213	1,837,914
Total liabilities	1,649,967	1,514,625	1,684,080
Financial assets at amortized cost category
Income statement and other significant data
Impairment losses on financial assets (net)	(16,100)	(19,229)	(21,731)
Financial assets at fair value through other comprehensive income category
Income statement and other significant data
Dividend income	173	199	206
Impairment losses on financial assets (net)	17		(68)
Retail Banking
Income statement and other significant data
Net interest income	65,477	58,045	61,444
Net fee and commission income (expense)	17,639	15,729	15,551
Gains/(losses) on financial assets and liabilities (net)	1,255	1,493	1,421
Other operating income (expenses)	(2,785)	(2,967)	(2,695)
TOTAL INCOME	81,586	72,300	75,721
Administrative expenses	(29,151)	(26,525)	(25,649)
Depreciation and amortization	(6,293)	(5,849)	(5,339)
Impairment losses on financial assets (net)	(17,323)	(18,115)	(20,772)
Gains (losses) on modification of financial assets			(1,743)
Impairment losses on other assets (net)		(27)	(119)
Provisions (net)	(230)	200	(143)
OPERATING PROFIT BEFORE TAX	28,589	21,984	21,956
Total assets	754,548	685,590	654,572
Total liabilities	748,904	726,626	676,529
Global Corporate Banking
Income statement and other significant data
Net interest income	9,216
Dividend income	13
Net fee and commission income (expense)	1,615
Gains/(losses) on financial assets and liabilities (net)	(138)
Exchange differences (net)	(7)
Other operating income (expenses)	(557)
TOTAL INCOME	10,142
Administrative expenses	(3,846)
Depreciation and amortization	(372)
Impairment losses on financial assets (net)	1,240
Provisions (net)	(33)
OPERATING PROFIT BEFORE TAX	7,131
Total assets	656,392
Total liabilities	707,728
Corporate and Investment Banking
Income statement and other significant data
Net interest income		4,295	5,605
Dividend income		29	39
Net fee and commission income (expense)		1,594	1,668
Gains/(losses) on financial assets and liabilities (net)		3,228	3,888
Other operating income (expenses)		(508)	(714)
TOTAL INCOME		8,638	10,486
Administrative expenses		(3,810)	(3,830)
Depreciation and amortization		(364)	(376)
Impairment losses on financial assets (net)		(1,114)	(1,027)
Provisions (net)			(10)
OPERATING PROFIT BEFORE TAX		3,350	5,243
Total assets		525,722	760,895
Total liabilities		604,758	783,942
Corporate Activities
Income statement and other significant data
Net interest income	419	1,092	(1,239)
Dividend income	173	198	207
Income from entities accounted for using the equity method	182	200	178
Net fee and commission income (expense)	(22)	(117)	(196)
Gains/(losses) on financial assets and liabilities (net)	(93)	162	675
Exchange differences (net)		(35)	19
Other operating income (expenses)	(1,134)	9	(153)
TOTAL INCOME	(475)	1,509	(509)
Administrative expenses	(768)	(537)	(656)
Depreciation and amortization	(21)	(30)	(28)
Provisions (net)	(2,258)	(586)	(821)
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)	4	57	6
Gains/(losses) on disposal of non-current assets not classified as discontinued operations	70	20	9
OPERATING PROFIT BEFORE TAX	(3,448)	433	(1,999)
Total assets	402,481	466,901	422,447
Total liabilities	$ 193,335	$ 183,241	$ 223,609